THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.5%
	AEROSPACE & DEFENSE - 0.5%
2,500	Honeywell Aerospace Inc.* ^(c)	$ 552,700

	APPAREL & TEXTILE PRODUCTS - 1.1%
32,000	NIKE, Inc., Class B(c)	1,313,600

	BANKING - 6.7%
25,000	Bank of America Corporation^(c)	1,424,500
5,000	JPMorgan Chase & Company^(c)	1,636,650
40,500	Truist Financial Corporation(c)	2,017,710
20,000	US Bancorp^(c)	1,208,000
21,000	Wells Fargo & Company^(c)	1,735,440
		8,022,300
	BEVERAGES - 0.7%
10,300	Coca-Cola Company^(c)	837,081

	BIOTECH & PHARMA - 5.6%
26,000	Bristol-Myers Squibb Company^(c)	1,498,120
1,000	Eli Lilly & Company^(c)	1,199,430
10,000	Merck & Company, Inc.^ (c)	1,285,000
115,000	Pfizer, Inc. ^(c)	2,769,200
		6,751,750
	CHEMICALS - 3.8%
9,400	Avery Dennison Corporation^(c)	1,526,090
2,500	CF Industries Holdings, Inc.^ (c)	270,650
60,000	Chemours Company^(c)	1,231,200
25,000	Nutrien Ltd.(c)	1,573,750
		4,601,690
	ELECTRIC UTILITIES - 4.8%
28,900	Dominion Energy, Inc.^(c)	1,973,581
15,000	Duke Energy Corporation^(c)	1,898,700
20,000	SEMPRA^(c)	1,854,200
		5,726,481

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	ELECTRICAL EQUIPMENT - 0.5%
2,500	Honeywell International, Inc.	$ 559,750

	ENTERTAINMENT CONTENT - 2.1%
26,000	Walt Disney Company^(c)	2,502,500

	FOOD - 6.1%
120,000	Conagra Brands, Inc.^ (c)	1,615,200
54,000	General Mills, Inc.(c)	1,879,200
14,000	Hershey Company^(c)	2,456,300
57,000	Kraft Heinz Company^(c)	1,346,340
		7,297,040
	HEALTH CARE FACILITIES & SERVICES - 1.4%
4,100	UnitedHealth Group, Inc. ^(c)	1,704,083

	HOME CONSTRUCTION - 1.4%
18,000	Lennar Corporation, Class A(c)	1,628,820

	HOUSEHOLD PRODUCTS - 1.8%
15,000	Procter & Gamble Company(c)	2,199,600

	INSURANCE - 1.1%
4,000	Travelers Companies, Inc.^(c)	1,320,480

	LEISURE FACILITIES & SERVICES - 3.4%
9,000	McDonald's Corporation^(c)	2,432,790
16,000	Starbucks Corporation^(c)	1,635,040
		4,067,830
	MEDICAL EQUIPMENT & DEVICES - 2.4%
37,000	Medtronic PLC^(c)	2,894,510

	OIL & GAS PRODUCERS - 5.8%
10,000	Chevron Corporation^(c)	1,657,600
12,000	EOG Resources, Inc.^(c)	1,556,760
20,000	Expand Energy Corporation	1,823,800

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	OIL & GAS PRODUCERS - 5.8% (Continued)
14,000	Exxon Mobil Corporation^(c)	$ 1,914,080
		6,952,240
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
7,500	Schlumberger N.V. ^(c)	348,675

	REAL ESTATE INVESTMENT TRUSTS - 0.9%
45,000	Weyerhaeuser Company(c)	1,077,300

	RETAIL - CONSUMER STAPLES - 2.1%
15,000	Dollar General Corporation^(c)	1,726,650
6,000	Target Corporation^(c)	783,660
		2,510,310
	RETAIL - DISCRETIONARY - 4.0%
10,000	Home Depot, Inc.^ (c)	3,526,800
69,000	Kohl's Corporation^(c)	1,222,680
		4,749,480
	SEMICONDUCTORS - 5.3%
3,000	Broadcom, Inc.^ (c)	1,133,250
16,500	Intel Corporation*^(c)	2,303,895
10,000	Microchip Technology, Inc.^ (c)	912,000
11,000	QUALCOMM, Inc. ^(c)	2,032,690
		6,381,835
	SOFTWARE - 9.2%
17,000	Microsoft Corporation^(c)	6,341,340
15,000	Oracle Corporation(c)	2,198,250
16,000	Salesforce, Inc. ^(c)	2,506,560
		11,046,150
	TECHNOLOGY HARDWARE - 2.4%
4,600	Apple, Inc. (c)	1,331,056
6,000	Cisco Systems, Inc.^(c)	704,760
20,000	Hewlett Packard Enterprise Company^(c)	902,200
		2,938,016
	TECHNOLOGY SERVICES - 7.6%
25,000	Accenture plc, Class A^(c)	3,111,000

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 90.5% (Continued)
	TECHNOLOGY SERVICES - 7.6% (Continued)
10,000	International Business Machines Corporation^(c)	$ 2,812,100
24,000	PayPal Holdings, Inc. (c)	1,036,320
6,400	Visa, Inc., Class A^(c)	2,195,776
		9,155,196
	TELECOMMUNICATIONS - 4.8%
155,000	AT&T, Inc. ^(c)	3,208,500
61,000	Verizon Communications, Inc. (c)	2,582,740
		5,791,240
	TOBACCO & CANNABIS - 0.9%
15,000	Altria Group, Inc. ^(c)	1,079,250

	TRANSPORTATION & LOGISTICS - 2.5%
28,000	United Parcel Service, Inc., Class B^(c)	3,010,000

	WHOLESALE - CONSUMER STAPLES - 1.3%
18,000	Sysco Corporation^(c)	1,504,440

	TOTAL COMMON STOCKS (Cost $124,688,236)	108,524,347

	RIGHT — 0.1%
	ASSET MANAGEMENT - 0.1%
120,000	Sycamore Partners, LLC*	63,600

	TOTAL RIGHT (Cost $63,600)	63,600

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026
Shares					Fair Value
	SHORT-TERM INVESTMENTS — 7.3%
	MONEY MARKET FUNDS - 7.3%
8,793,736	First American Treasury Obligations Fund, Class X, 3.57% (Cost $8,793,736)(a),(c)				$ 8,793,736

	TOTAL INVESTMENTS - 97.9% (Cost $133,545,572)				$ 117,381,683
	CALL OPTIONS WRITTEN - (1.2)% (Premiums received - $1,188,231)				(1,402,019)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.3%				3,888,072
	NET ASSETS - 100.0%				$ 119,867,736

Contracts(b)
	WRITTEN EQUITY OPTIONS* - (1.2)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN- (1.2)%
40	Accenture plc	07/17/2026	$ 135	$ 497,760	$ 5,120
75	Altria Group, Inc.	07/17/2026	70	539,625	20,100
200	AT&T, Inc.	07/17/2026	22	414,000	2,200
14	Avery Dennison Corporation	07/17/2026	160	227,290	7,000
125	Bank of America Corporation	07/17/2026	58	712,250	15,125
130	Bristol-Myers Squibb Company	07/17/2026	53	749,060	70,850
15	Broadcom, Inc.	07/17/2026	410	566,625	7,125
25	CF Industries Holdings, Inc.	07/17/2026	100	270,650	25,725
200	Chemours Company	07/17/2026	23	410,400	7,500
40	Chevron Corporation	07/17/2026	175	663,040	3,440
30	Cisco Systems, Inc.	07/17/2026	120	352,380	7,410
50	Coca-Cola Company	07/17/2026	80	406,350	10,500
200	Conagra Brands, Inc.	07/17/2026	13	269,200	16,600
50	Dollar General Corporation	07/17/2026	115	575,550	17,250
25	Dollar General Corporation	07/17/2026	116	287,775	8,250
89	Dominion Energy, Inc.	07/17/2026	68	607,781	21,449
50	Duke Energy Corporation	07/17/2026	120	632,900	37,250
25	Duke Energy Corporation	07/17/2026	125	316,450	7,800
5	Eli Lilly & Company	07/17/2026	1,100	599,715	54,500
60	EOG Resources, Inc.	07/17/2026	130	778,380	28,260
30	Exxon Mobil Corporation	07/17/2026	135	410,160	13,530
40	Exxon Mobil Corporation	07/17/2026	139	546,880	8,600
40	Hershey Company	07/17/2026	175	701,800	18,400
100	Hewlett Packard Enterprise Company	07/17/2026	47	451,100	17,300
20	Home Depot, Inc.	07/17/2026	333	705,360	45,550
25	Honeywell International, Inc.	07/17/2026	220	559,750	20,250
80	Intel Corporation	07/17/2026	130	1,117,040	127,200
50	International Business Machines Corporation	07/17/2026	250	1,406,050	170,500
25	JPMorgan Chase & Company	07/17/2026	330	818,325	16,050
230	Kohl's Corporation	07/17/2026	16	407,560	55,890
230	Kohl's Corporation	07/17/2026	17	407,560	29,670
100	Kraft Heinz Company	07/17/2026	23	236,200	13,500
15	McDonald's Corporation	07/17/2026	280	405,465	2,445
120	Medtronic plc	07/17/2026	80	938,760	12,000

THE COVERED BRIDGE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Contracts(b) (continued)
	WRITTEN EQUITY OPTIONS* - (1.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (1.2)% (Continued)
50	Merck & Company, Inc.	07/17/2026	$ 115	$ 642,500	$ 73,000
50	Microchip Technology, Inc.	07/17/2026	100	456,000	9,500
20	Microsoft Corporation	07/17/2026	375	746,040	21,600
150	Pfizer, Inc.	07/17/2026	25	361,200	1,950
15	QUALCOMM, Inc.	07/17/2026	225	277,185	2,625
40	QUALCOMM, Inc.	07/17/2026	230	739,160	4,800
20	Salesforce, Inc.	07/17/2026	149	313,320	19,900
75	Sempra	07/17/2026	90	695,325	31,125
50	SLB Ltd.	07/17/2026	49	232,450	2,100
80	Starbucks Corporation	07/17/2026	100	817,520	36,000
40	Sysco Corporation	07/17/2026	78	334,320	24,400
30	Target Corporation	07/17/2026	129	391,830	15,330
20	Travelers Companies, Inc.	07/17/2026	300	660,240	63,080
50	United Parcel Service, Inc.	07/17/2026	108	537,500	12,500
20	UnitedHealth Group, Inc.	07/17/2026	400	831,260	50,840
100	US Bancorp	07/17/2026	59	604,000	25,350
32	Visa, Inc.	07/17/2026	330	1,097,888	53,920
60	Walt Disney Company	07/17/2026	105	577,500	1,260
100	Wells Fargo & Company	07/17/2026	83	826,400	28,400
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $1,188,231)				1,402,019

	TOTAL EQUITY OPTIONS WRITTEN (Premiums received - $1,188,231)				$ 1,402,019

LLC	- Limited Liability Company
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

*	Non-income producing security.
^	Security is subject to written call options
(a)	Rate disclosed is the seven-day effective yield as of June 30, 2026.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(c)	All or a portion of the security is pledged as collateral for written options